UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (94.7%)(a)
		Shares	Value

Aerospace and defense (5.5%)

Airbus Group NV (France)		104,802	$6,578,422

Embraer SA ADR (Brazil)(S)		52,600	2,062,972

General Dynamics Corp.		88,400	11,234,756

Honeywell International, Inc.		131,000	12,198,720

L-3 Communications Holdings, Inc.		78,200	9,299,544

Northrop Grumman Corp.		107,400	14,151,024

Raytheon Co.		76,200	7,743,444

Rockwell Collins, Inc.		33,300	2,614,050

United Technologies Corp.		48,900	5,163,840

			71,046,772
Airlines (1.3%)

American Airlines Group, Inc.		132,700	4,708,196

Delta Air Lines, Inc.		213,500	7,718,025

Japan Airlines Co., Ltd. (Japan)(UR)		134,000	3,667,248

			16,093,469
Auto components (0.3%)

Dana Holding Corp.(S)		86,200	1,652,454

Johnson Controls, Inc.		61,400	2,701,600

			4,354,054
Automobiles (0.8%)

Ford Motor Co.		164,400	2,431,476

General Motors Co.		227,000	7,250,380

			9,681,856
Banks (9.6%)

Bank of America Corp.		1,282,745	21,870,802

Citigroup, Inc.		541,450	28,057,939

Fifth Third Bancorp		125,300	2,508,506

JPMorgan Chase & Co.		634,686	38,233,485

SVB Financial Group(NON)		18,600	2,084,874

Wells Fargo & Co.		563,620	29,234,969

			121,990,575
Beverages (0.9%)

Coca-Cola Enterprises, Inc.		56,300	2,497,468

Dr. Pepper Snapple Group, Inc.		29,800	1,916,438

PepsiCo, Inc.		69,400	6,460,446

			10,874,352
Biotechnology (0.4%)

Gilead Sciences, Inc.(NON)		41,900	4,460,255

			4,460,255
Building products (0.1%)

Allegion PLC (Ireland)		35,733	1,702,320

			1,702,320
Capital markets (4.4%)

Carlyle Group LP (The)		195,500	5,954,930

Charles Schwab Corp. (The)		330,400	9,710,456

E*Trade Financial Corp.(NON)		62,200	1,405,098

Goldman Sachs Group, Inc. (The)		36,169	6,639,543

Greenhill & Co., Inc.(S)		88,000	4,091,120

KKR & Co. LP		261,198	5,824,715

Morgan Stanley		301,664	10,428,524

State Street Corp.		127,700	9,399,997

WisdomTree Investments, Inc.(NON)(S)		200,800	2,285,104

			55,739,487
Chemicals (1.9%)

Axiall Corp.		73,800	2,642,778

Dow Chemical Co. (The)		247,200	12,963,168

Huntsman Corp.		157,300	4,088,227

Linde AG (Germany)		16,128	3,099,167

Symrise AG (Germany)		37,755	2,006,965

			24,800,305
Commercial services and supplies (0.8%)

ADT Corp. (The)(S)		70,287	2,492,377

Tyco International, Ltd.		176,475	7,865,491

			10,357,868
Communications equipment (1.0%)

Cisco Systems, Inc.		485,900	12,230,103

			12,230,103
Consumer finance (0.6%)

Capital One Financial Corp.		93,472	7,629,185

			7,629,185
Containers and packaging (0.3%)

MeadWestvaco Corp.		89,100	3,647,754

			3,647,754
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)		142,583	611,681

			611,681
Diversified financial services (0.8%)

CBOE Holdings, Inc.		52,100	2,788,653

CME Group, Inc.		93,900	7,507,775

			10,296,428
Diversified telecommunication services (1.2%)

AT&T, Inc.(S)		126,600	4,461,384

Verizon Communications, Inc.		217,572	10,876,424

			15,337,808
Electric utilities (1.5%)

American Electric Power Co., Inc.		52,200	2,725,362

Edison International		87,000	4,865,040

Exelon Corp.		233,200	7,949,788

NextEra Energy, Inc.		39,900	3,745,812

			19,286,002
Electrical equipment (0.4%)

Eaton Corp PLC		86,000	5,449,820

			5,449,820
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.		196,300	3,796,442

			3,796,442
Energy equipment and services (2.0%)

Aker Solutions ASA (Norway)		47,354	190,314

Aker Solutions ASA 144A (Norway)(NON)		121,344	1,208,765

Ezion Holdings, Ltd. (Singapore)		974,640	1,383,420

Halliburton Co.		157,800	10,179,678

Oil States International, Inc.(NON)		34,300	2,123,170

Schlumberger, Ltd.		65,489	6,659,576

Transocean, Ltd. (Switzerland)(S)		100,200	3,203,394

			24,948,317
Food and staples retail (1.5%)

CVS Health Corp.		239,200	19,037,928

			19,037,928
Food products (1.9%)

Hershey Co. (The)		43,500	4,151,205

Kellogg Co.		113,100	6,966,960

Kraft Foods Group, Inc.		66,600	3,756,240

Mead Johnson Nutrition Co.		38,600	3,714,092

Mondelez International, Inc. Class A		175,200	6,003,228

			24,591,725
Health-care equipment and supplies (3.1%)

Abbott Laboratories		95,000	3,951,050

Baxter International, Inc.		164,000	11,770,280

Covidien PLC		35,954	3,110,381

Medtronic, Inc.		153,600	9,515,520

St. Jude Medical, Inc.		83,800	5,038,894

Zimmer Holdings, Inc.		60,400	6,073,220

			39,459,345
Health-care providers and services (1.5%)

Aetna, Inc.		65,800	5,329,800

Catamaran Corp.(NON)		55,800	2,351,970

CIGNA Corp.		42,100	3,818,049

HCA Holdings, Inc.(NON)		59,100	4,167,732

UnitedHealth Group, Inc.		46,700	4,027,875

			19,695,426
Hotels, restaurants, and leisure (1.0%)

Hilton Worldwide Holdings, Inc.(NON)		207,000	5,098,410

Intrawest Resorts Holdings, Inc.(NON)		110,295	1,066,553

Penn National Gaming, Inc.(NON)		305,842	3,428,489

Vail Resorts, Inc.		36,200	3,140,712

			12,734,164
Household durables (0.8%)

PulteGroup, Inc.		215,000	3,796,900

Whirlpool Corp.		41,700	6,073,605

			9,870,505
Household products (0.3%)

Colgate-Palmolive Co.		39,000	2,543,580

Energizer Holdings, Inc.		11,400	1,404,594

			3,948,174
Independent power and renewable electricity producers (1.2%)

Calpine Corp.(NON)		381,733	8,283,606

NRG Energy, Inc.		242,500	7,391,400

			15,675,006
Industrial conglomerates (2.3%)

General Electric Co.		711,770	18,235,547

Siemens AG (Germany)		92,875	11,069,441

			29,304,988
Insurance (4.7%)

ACE, Ltd.		38,600	4,047,982

Allstate Corp. (The)		46,100	2,829,157

American International Group, Inc.		277,500	14,990,550

Assured Guaranty, Ltd.		200,567	4,444,565

Chubb Corp. (The)		20,117	1,832,256

Everest Re Group, Ltd.		12,900	2,089,929

Hartford Financial Services Group, Inc. (The)		344,400	12,828,900

MetLife, Inc.		164,913	8,859,126

Prudential Financial, Inc.		36,900	3,244,986

Prudential PLC (United Kingdom)		226,783	5,037,030

			60,204,481
Internet and catalog retail (0.2%)

Bigfoot GmbH (acquired 8/2/13, cost $673,479) (Private) (Brazil)(F)(RES)(NON)		29	394,114

Zalando SE (acquired 09/30/13, cost $1,300,403) (Private) (Germany)(F)(RES)(NON)		54,230	1,325,383

Zalando SE (Germany)(NON)		28,263	767,498

			2,486,995
Internet software and services (1.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		86,600	7,694,410

Google, Inc. Class C(NON)		8,174	4,719,341

			12,413,751
IT Services (0.5%)

Computer Sciences Corp.		70,800	4,329,420

Fidelity National Information Services, Inc.		34,600	1,947,980

			6,277,400
Media (3.0%)

CBS Corp. Class B (non-voting shares)		147,700	7,901,950

Comcast Corp. Class A		186,700	10,040,726

DISH Network Corp. Class A(NON)		86,800	5,605,544

Liberty Global PLC Ser. C (United Kingdom)		199,670	8,189,465

Time Warner, Inc.		60,800	4,572,768

WPP PLC (United Kingdom)		90,378	1,807,751

			38,118,204
Metals and mining (1.1%)

Barrick Gold Corp. (Canada)		155,400	2,278,164

BHP Billiton, Ltd. (Australia)		97,705	2,874,816

Freeport-McMoRan, Inc. (Indonesia)		195,952	6,397,833

Goldcorp, Inc. (Toronto Exchange) (Canada)		38,800	893,564

Newmont Mining Corp.		51,200	1,180,160

			13,624,537
Multi-utilities (0.8%)

Ameren Corp.		100,800	3,863,664

CMS Energy Corp.		62,400	1,850,784

PG&E Corp.(S)		95,200	4,287,808

			10,002,256
Multiline retail (0.8%)

Macy's, Inc.		83,800	4,875,484

Target Corp.		82,000	5,139,760

			10,015,244
Oil, gas, and consumable fuels (11.2%)

Anadarko Petroleum Corp.		37,000	3,753,280

Cabot Oil & Gas Corp.		193,700	6,332,053

Cheniere Energy, Inc.(NON)		34,800	2,785,044

Chevron Corp.		121,800	14,533,176

CONSOL Energy, Inc.		95,700	3,623,202

EnCana Corp. (Canada)		186,996	3,970,503

Energen Corp.		34,100	2,463,384

EOG Resources, Inc.		36,600	3,624,132

EP Energy Corp. Class A(NON)(S)		208,300	3,641,084

Exxon Mobil Corp.		275,518	25,912,468

Gaztransport Et Technigaz SA (France)		31,351	1,854,558

Gulfport Energy Corp.(NON)		92,200	4,923,480

Kodiak Oil & Gas Corp.(NON)		468,900	6,362,973

Marathon Oil Corp.		271,600	10,209,444

MPLX LP		43,800	2,581,572

Noble Energy, Inc.		26,700	1,825,212

Nordic American Tankers, Ltd. (Norway)(S)		200,500	1,593,975

Occidental Petroleum Corp.		51,986	4,998,454

QEP Resources, Inc.		274,900	8,461,422

Royal Dutch Shell PLC ADR (United Kingdom)		257,758	19,623,117

Scorpio Tankers, Inc.		144,600	1,201,626

Southwestern Energy Co.(NON)		73,200	2,558,340

Suncor Energy, Inc. (Canada)		155,215	5,617,094

			142,449,593
Paper and forest products (0.6%)

International Paper Co.		109,200	5,213,208

Louisiana-Pacific Corp.(NON)(S)		196,531	2,670,856

			7,884,064
Personal products (0.5%)

Coty, Inc. Class A		388,881	6,435,981

			6,435,981
Pharmaceuticals (10.3%)

AbbVie, Inc.		110,600	6,388,256

Actavis PLC(NON)		44,100	10,640,448

AstraZeneca PLC ADR (United Kingdom)		236,500	16,895,560

Bristol-Myers Squibb Co.		155,300	7,948,254

Eli Lilly & Co.		154,700	10,032,295

Johnson & Johnson		175,800	18,738,522

Merck & Co., Inc.		359,425	21,306,714

Pfizer, Inc.		668,254	19,760,271

Sanofi ADR (France)		129,700	7,318,971

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		96,500	5,186,875

Zoetis, Inc.		187,402	6,924,504

			131,140,670
Real estate investment trusts (REITs) (0.8%)

Altisource Residential Corp.(R)		113,427	2,722,248

American Tower Corp.(R)		48,000	4,494,240

Equity Lifestyle Properties, Inc.(R)		73,600	3,117,696

			10,334,184
Semiconductors and semiconductor equipment (2.3%)

Fairchild Semiconductor International, Inc.(NON)(S)		127,600	1,981,628

Intel Corp.		324,400	11,295,608

Lam Research Corp.		100,163	7,482,176

Micron Technology, Inc.(NON)		259,300	8,883,618

			29,643,030
Software (2.0%)

Microsoft Corp.		233,700	10,834,332

Oracle Corp.		310,000	11,866,800

TiVo, Inc.(NON)		199,500	2,552,603

			25,253,735
Specialty retail (2.1%)

Bed Bath & Beyond, Inc.(NON)(S)		61,600	4,055,128

Gap, Inc. (The)		111,300	4,640,097

Home Depot, Inc. (The)		49,100	4,504,434

Michaels Cos., Inc. (The)(NON)		153,000	2,674,440

Office Depot, Inc.(NON)		632,100	3,248,994

Select Comfort Corp.(NON)		137,000	2,866,040

Tile Shop Holdings, Inc.(NON)(S)		275,000	2,543,750

WH Smith PLC (United Kingdom)		93,828	1,644,377

			26,177,260
Technology hardware, storage, and peripherals (2.6%)

Apple, Inc.		142,900	14,397,175

Hewlett-Packard Co.		166,910	5,920,298

NetApp, Inc.		56,600	2,431,536

Samsung Electronics Co., Ltd. (South Korea)		3,604	4,034,646

SanDisk Corp.		37,000	3,624,150

Western Digital Corp.		28,700	2,793,084

			33,200,889
Textiles, apparel, and luxury goods (0.1%)

Coach, Inc.		39,400	1,403,034

			1,403,034
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.(S)		483,487	6,894,525

			6,894,525
Tobacco (1.0%)

Altria Group, Inc.		83,500	3,835,990

Philip Morris International, Inc.		100,700	8,398,380

			12,234,370
Trading companies and distributors (0.4%)

WESCO International, Inc.(NON)(S)		63,300	4,953,858

			4,953,858
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		184,010	6,052,089

			6,052,089

Total common stocks (cost $865,100,075)			$1,205,852,264

INVESTMENT COMPANIES (0.7%)(a)
		Shares	Value

Vanguard MSCI Emerging Markets ETF		227,600	$9,493,196

Total investment companies (cost $9,912,062)			$9,493,196

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)		8,543	$926,911

Total convertible preferred stocks (cost $854,294)			$926,911

SHORT-TERM INVESTMENTS (8.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	Shares	47,837,395	$47,837,395

Putnam Short Term Investment Fund 0.06%(AFF)	Shares	56,760,507	56,760,507

U.S. Treasury Bills with an effective yield of 0.12%, February 5, 2015(SEGSF)		$120,000	119,991

U.S. Treasury Bills with an effective yield of 0.01%, January 22, 2015(SEGSF)		81,000	80,996

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)		39,000	38,998

U.S. Treasury Bills with an effective yield of zero%, December 18, 2014(SEGSF)		180,000	179,993

Total short-term investments (cost $105,017,836)			$105,017,880

TOTAL INVESTMENTS

Total investments (cost $980,884,267)(b)			$1,321,290,251

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
shares	33,023	$—	5/6/15	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$(528,463)

Total		$—	$(528,463)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,273,863,815.
(b)	The aggregate identified cost on a tax basis is $993,030,210, resulting in gross unrealized appreciation and depreciation of $349,645,458 and $21,385,417, respectively, or net unrealized appreciation of $328,260,041.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,719,497, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$35,202,363	$217,122,072	$195,563,928	$12,116	$56,760,507
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $47,837,395, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $45,963,366.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 18,700 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $532,331 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $528,463 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $419,980 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$109,513,874	$4,219,626	$1,719,497
Consumer staples	77,122,530	—	—
Energy	163,969,618	3,428,292	—
Financials	268,051,835	5,037,030	—
Health care	194,755,696	—	—
Industrials	117,593,984	21,315,111	—
Information technology	118,780,704	4,034,646	—
Materials	41,975,712	7,980,948	—
Telecommunication services	21,389,897	—	—
Utilities	44,963,264	—	—
Total common stocks	1,158,117,114	46,015,653	1,719,497
Convertible preferred stocks	—	926,911	—
Investment companies	9,493,196	—	—
Short-term investments	56,760,507	48,257,373	—

Totals by level	$1,224,370,817	$95,199,937	$1,719,497

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(528,463)	$—

Totals by level	$—	$(528,463)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$—	$528,463

Total	$—	$528,463

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)		$2,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$ –	$ –

	Total Assets	$–	$–

	Liabilities:
	OTC Total return swap contracts*#	528,463	528,463

	Total Liabilities	$528,463	$528,463

	Total Financial and Derivative Net Assets	$(528,463)	$(528,463)
	Total collateral received (pledged)##†	$(419,980)
	Net amount	$(108,483)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014